Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Cash Flows from Operating Activities:
Net loss	$ (115,085)	$ (101,603)	$ (597,305)	$ (2,073,390)
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment expense		46,063
Gain on forgiveness of debt				(55,270)
Loss on conversion of debt – related party				127,480
Preferred stock expense				1,699,145
Common stock granted for director fees			67,500	48,000
Common stock granted for officer compensation			135,000
Common stock issued for services – related party			135,000
Common stock issued for services			67,500	183,043
Changes in operating assets and liabilities:
Accounts receivable	(2,500)
Inventory	(7,389)	9
Prepaids	(6,115)	(11,643)	31,673
Accounts payable and accrued expenses	(36,956)	(61,413)	(38)	(46,997)
Accrued interest – related party	16,092
Accrued officer compensation	30,000	31,200
Net cash used in operating activities	(121,953)	(97,387)	(160,670)	(117,989)
Cash Flows from Investing Activities
Loan receivable – related party			(50,000)
Cash Flows from Investing Activities			(50,000)
Cash Flows from Financing Activities:
Increase in due to related parties				58,670
Loan payable				3,581
Repayment of related party loan	(28,000)	(3,000)
Repayment of loan payable				(3,581)
Cash proceeds from sale of common stock			660,000	240,000
Net cash provided by financing activities	(28,000)	(3,000)	660,000	298,670
Net change in cash	(149,953)	(100,387)	449,330	180,681
Funds held in escrow, beginning of period	553,000		(553,000)
Cash, beginning of year	77,086	180,756	180,756	75
Cash, end of year			77,086	180,756
Cash, beginning of period	114,851	319,980	319,980
Cash, end of period	517,898	219,593	114,851	319,980
Supplemental disclosures of cash flow information:
Interest paid
Income tax paid
Supplemental disclosure of non-cash financing activity:
Related party loans converted to common stock				$ 31,870